Line of Credit - Bank	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Line of Credit - Bank [Abstract]
LINE OF CREDIT - BANK

NOTE 5 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000 and is personally guaranteed by the Company’s Chief Executive Officer (“CEO”). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at June 30, 2023 and September 30, 2022 was 12.5% and 10.5%, respectively. As of June 30, 2023 and September 30, 2022, respectively, the balance of the line of credit was $20,000 and $0, with $30,000, available at June 30, 2023.

NOTE 6 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company’s Chief Executive Officer (“CEO”). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at September 30, 2022 and September 30, 2021 was 10.5% and 7.5%, respectively. As of September 30, 2022 and 2021, respectively, the balance of the line of credit was $0 and $4,885, with $50,000, available at September 30, 2022.